UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

 /s/ John Armitage          London, England               January 29, 2007
-----------------------    --------------------------    ----------------------
 [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          5

Form 13F Information Table Value Total:   $746,480
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE                        VALUE     SHRS PR   SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MGR    SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV               SPON ADR 5 ORD   151290889  255,632   8,498,415   SH            Sole      None         8,498,415
GRUPO TELEVISA SA DE CV       SP ADR REP ORD   40049J206   45,273   2,129,498   SH            Sole      None         2,129,498
NDS GROUP PLC                 SPONSORED ADR    628891103   62,160   1,414,985   SH            Sole      None         1,414,985
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109  281,489   4,645,798   SH            Sole      None         4,645,798
SCHLUMBERGER LTD              COM              806857108  101,926   1,643,165   SH            Sole      None         1,643,165
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                     746,480









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